SEGMENT REPORTING - Revenues by geographic area based on the sales location of the products (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
SEGMENT REPORTING
Revenues	₫ 32,915,685	$ 1,313,894,499	₫ 15,196,102
Vietnam
SEGMENT REPORTING
Revenues	30,067,323	1,200,196,511	13,124,100
United States
SEGMENT REPORTING
Revenues	1,244,415	49,673,280	1,094,006
Canada
SEGMENT REPORTING
Revenues	539,923	21,552,092	953,370
Europe
SEGMENT REPORTING
Revenues	93,867	3,746,886	₫ 24,626
Pacific - Asia
SEGMENT REPORTING
Revenues	₫ 970,157	$ 38,725,730